Segments - Reconciliation of Capital Expenditures for Reportable Segments to Consolidated Amounts (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 65,832	$ 82,979	$ 115,529	$ 102,886	$ 95,552
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	52,019	70,625	97,336	89,429	85,278
Operating Segments [Member] | Owned Hotels [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	52,019	70,625	97,336	89,429	85,278
Operating Segments [Member] | Franchise and Management [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures			0	0	0
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 13,813	$ 12,354	$ 18,193	$ 13,457	$ 10,274